Related Party Transactions (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

In accordance with agreements approved by the Board, we purchased inventory, in conjunction with our retail sale of the products, from certain entities affiliated with common members of the Company. Total purchases incurred under these arrangements were $14.6 million and $1.3 million for the three months ended June 30, 2020 and 2019, respectively, and $34.1 million and $16.2 million for the nine months ended June 30, 2020 and 2019, respectively. A subsidiary of the Company holds a warrant to purchase one such entity for equity in inventory plus $1, which approximates fair value, that expires on March 1, 2021.

In accordance with agreements approved by the Board, certain entities affiliated with common members of the Company receive fees for rent of commercial property. Total expenses incurred under these arrangements were $0.6 million and $0.5 million for the three months ended June 30, 2020 and 2019, respectively, and $1.6 million for each of the nine months ended June 30, 2020 and 2019.

In accordance with agreements approved by the Board, the Company received fees from certain entities and individuals affiliated with common members of the Company for goods and services. Total fees recorded under these arrangements were $1.5 million and $1.4 million for the three months ended June 30, 2020 and 2019, respectively, and $1.9 million and $2.8 million for the nine months ended June 30, 2020 and 2019, respectively.

In accordance with agreements approved by the Board, the Company made payments to certain entities and individuals affiliated with common members of the Company for goods and services. Total payments recorded under these arrangements were $0 and $0.2 million for the three months ended June 30, 2020 and 2019, respectively, and $0.4 million and $0.8 million for the nine months ended June 30, 2020 and 2019, respectively. Included in these amounts and in connection with our notes payable floor plan financing, our Chief Executive Officer was paid a guarantee fee of $0 and $0.2 million for the three months ended June 30, 2020 and 2019, respectively, and $0.3 and $0.5 million for the nine months ended June 30, 2020 and 2019, respectively, for his personal guarantee associated with this arrangement.

In connection with transactions noted above, the Company was due certain amounts as recorded within accounts receivable as of June 30, 2020 and September 30, 2019, of $0.2 and $0.1 million, respectively.

All related party transactions are immaterial and have not been shown separately on the face of the consolidated financial statements.

OneWater LLC [Member]
Related Party Transactions [Abstract]
Related Party Transactions
20	Related Party Transactions

In accordance with agreements approved by the Board of Directors of the Company, we purchased inventory, in conjunction with our retail sale of the products, from certain entities affiliated with common members of the Company. For the years ended September 30, 2019, 2018 and 2017, $30.8 million, $34.2 million and $4.9 million, respectively, in total purchases were incurred under these arrangements. A subsidiary of the Company holds a warrant to purchase one such entity for fair value that expires on March 1, 2021.

In accordance with agreements approved by the Board of Directors of the Company, certain entities affiliated with common members of the Company receive fees for rent of commercial property. For the years ended September 30, 2019, 2018 and 2017, $2.1 million, $2.0 million and $2.2 million, respectively, in total expenses were incurred under these arrangements.

In accordance with agreements approved by the Board of Directors of the Company, the Company received fees from certain entities and individuals affiliated with common members of the Company for goods and services. For the years ended September 30, 2019, 2018 and 2017, $2.9 million, $2.1 million and $0.9 million, respectively, were recorded under these arrangements.

In accordance with agreements approved by the Board of Directors of the Company, the Company made payments to certain entities and individuals affiliated with common members of the Company for goods and services. For the years ended September 30, 2019, 2018 and 2017, $1.0 million, $1.0 million and $0.7 million, respectively, were recorded under these arrangements. Included in these amounts and in connection with our notes payable floor plan financing, our Chief Executive Officer was paid a guarantee fee of $0.7 million, $0.5 million and $0.3 million for each of the years ended September 30, 2019, 2018 and 2017, respectively, for his personal guarantee associated with this arrangement.

In connection with transactions noted above, the Company was due certain amounts as recorded within accounts receivable as of September 30, 2019, 2018, and 2017, of $0.1 million, $0.9 million and $0.5 million, respectively.